LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.24%
•Fannie Mae Grantor Trust Series 2001-T5 A2 6.97% 6/19/41	6,446	$ 6,655
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	12,028,339	10,848,038
•Freddie Mac STACR REMIC Trust
Series 2021-DNA3 M1 5.31% (SOFR30A + 0.75%) 10/25/33	1,896,362	1,886,880
Series 2021-HQA1 M1 5.26% (SOFR30A + 0.70%) 8/25/33	25,612	25,602
Series 2021-HQA2 M1 5.26% (SOFR30A + 0.70%) 12/25/33	1,263,720	1,258,657
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 5.90% (LIBOR01M + 1.05%) 12/25/29	369,890	368,723
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	489	527
Series T-58 2A 6.50% 9/25/43	7,455	7,844
Total Agency Collateralized Mortgage Obligations (Cost $15,669,365)		14,402,926
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.39%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,522,487
Total Agency Commercial Mortgage-Backed Security (Cost $5,060,508)		4,522,487
AGENCY MORTGAGE-BACKED SECURITIES–3.92%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	3,070,205	2,856,623
Fannie Mae S.F. 30 yr
3.50% 1/1/48	6,783,283	6,404,248
4.50% 7/1/40	220,986	215,864
4.50% 8/1/41	537,173	540,230
4.50% 2/1/46	4,022,748	4,031,904
4.50% 5/1/46	409,934	412,261
4.50% 11/1/47	4,054,306	4,049,930
4.50% 4/1/48	2,318,216	2,341,370
4.50% 1/1/50	760,721	765,036
5.00% 7/1/47	459,427	469,190
5.00% 8/1/48	8,028,132	8,130,082
5.00% 12/1/48	3,282,680	3,323,339
5.50% 5/1/44	8,565,128	8,845,305
6.00% 1/1/42	892,160	932,036
Freddie Mac S.F. 30 yr
4.50% 3/1/42	321,751	323,933
5.50% 9/1/41	1,523,144	1,582,991
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	67,168	$ 70,246
6.50% 6/20/39	206,539	219,090
Total Agency Mortgage-Backed Securities (Cost $48,972,355)		45,513,678
AGENCY OBLIGATION–0.50%
Federal Home Loan Mortgage Corp. 5.82% 3/20/25	5,800,000	5,814,552
Total Agency Obligation (Cost $5,800,000)		5,814,552
CORPORATE BONDS–51.02%
Advertising–0.13%
Clear Channel International BV 6.63% 8/1/25	1,575,000	1,532,605
		1,532,605
Aerospace & Defense–0.27%
TransDigm, Inc. 8.00% 12/15/25	3,141,000	3,199,894
		3,199,894
Airlines–1.14%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	670,150	659,502
Delta Air Lines, Inc.
7.00% 5/1/25	9,642,000	9,884,235
7.38% 1/15/26	1,072,000	1,115,459
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00% 9/20/25	1,110,000	1,112,775
United Airlines, Inc. 4.38% 4/15/26	465,000	444,872
		13,216,843
Auto Manufacturers–1.03%
Daimler Truck Finance North America LLC 1.63% 12/13/24	5,890,000	5,573,968
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,153,835
3.38% 11/13/25	5,550,000	5,201,959
		11,929,762
Auto Parts & Equipment–0.31%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	3,595,895
		3,595,895
Banks–12.46%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,765,372
Bank of America Corp.
μ0.98% 9/25/25	6,085,000	5,677,850
LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ1.84% 2/4/25	5,535,000	$ 5,369,998
4.10% 7/24/23	6,940,000	6,909,692
Bank of Montreal 1.85% 5/1/25	1,785,000	1,671,809
μBank of New York Mellon Corp. 5.80% 10/25/28	2,167,000	2,257,417
μBarclays PLC 7.39% 11/2/28	703,000	745,140
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,184,625
BPCE SA 5.13% 1/18/28	1,065,000	1,055,096
μCitigroup, Inc. 5.61% 9/29/26	650,000	654,844
μCitizens Bank NA
4.12% 5/23/25	5,550,000	5,239,488
6.06% 10/24/25	2,005,000	1,886,636
Credit Agricole SA
μ1.91% 6/16/26	1,895,000	1,739,743
5.30% 7/12/28	860,000	871,861
Credit Suisse AG 7.95% 1/9/25	600,000	609,906
Deutsche Bank AG
0.90% 5/28/24	10,710,000	10,053,791
μ6.72% 1/18/29	953,000	946,339
μFifth Third Bank NA 5.85% 10/27/25	3,320,000	3,272,308
μGoldman Sachs Group, Inc.
0.93% 10/21/24	9,495,000	9,238,635
1.54% 9/10/27	1,765,000	1,552,136
Huntington National Bank
μ4.01% 5/16/25	3,040,000	2,911,208
5.65% 1/10/30	790,000	757,030
JPMorgan Chase & Co.
μ4.02% 12/5/24	8,750,000	8,664,656
•5.51% (SOFR + 0.89%) 4/22/27	3,675,000	3,624,506
KeyBank NA 4.15% 8/8/25	3,315,000	3,134,232
μKeyCorp 3.88% 5/23/25	2,725,000	2,626,659
μMorgan Stanley
6.14% 10/16/26	12,400,000	12,635,594
6.30% 10/18/28	1,854,000	1,949,566
PNC Bank NA 3.88% 4/10/25	4,955,000	4,790,222
μPNC Financial Services Group, Inc. 5.67% 10/28/25	1,185,000	1,185,607
Popular, Inc. 7.25% 3/13/28	795,000	786,231
QNB Finance Ltd. 3.50% 3/28/24	3,120,000	3,065,338
μState Street Corp.
1.68% 11/18/27	2,115,000	1,884,750
5.75% 11/4/26	260,000	264,964
5.82% 11/4/28	185,000	192,963
Toronto-Dominion Bank
4.11% 6/8/27	6,470,000	6,266,324
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
•5.14% (SOFR + 0.36%) 3/4/24	2,820,000	$ 2,803,644
μTruist Bank 2.64% 9/17/29	9,026,000	8,473,655
U.S. Bancorp
3.38% 2/5/24	2,330,000	2,285,546
μ4.65% 2/1/29	648,000	633,400
μ5.73% 10/21/26	830,000	833,559
U.S. Bank NA 3.40% 7/24/23	1,340,000	1,331,392
μWells Fargo & Co. 3.91% 4/25/26	8,225,000	7,983,311
		144,787,043
Biotechnology–1.22%
Amgen, Inc. 5.15% 3/2/28	540,000	551,352
Gilead Sciences, Inc. 3.70% 4/1/24	4,035,000	3,987,519
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	9,692,035
		14,230,906
Chemicals–1.10%
Avient Corp. 5.75% 5/15/25	6,182,000	6,117,317
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,755,000	1,765,073
6.17% 7/15/27	1,100,000	1,106,275
Nutrien Ltd.
4.90% 3/27/28	435,000	434,873
5.95% 11/7/25	3,285,000	3,377,381
		12,800,919
Commercial Services–0.77%
DP World Crescent Ltd. 3.91% 5/31/23	3,381,000	3,368,423
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	3,089,000	3,054,249
S&P Global, Inc. 2.45% 3/1/27	2,720,000	2,550,879
		8,973,551
Diversified Financial Services–2.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,620,000	4,321,725
3.15% 2/15/24	5,750,000	5,574,886
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,264,236
2.88% 1/15/26	755,000	703,799
3.00% 9/15/23	4,075,000	4,021,442
5.85% 12/15/27	665,000	668,527
Aviation Capital Group LLC
1.95% 1/30/26	2,865,000	2,547,739

LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Aviation Capital Group LLC (continued)
3.50% 11/1/27	2,410,000	$ 2,152,559
DAE Sukuk Difc Ltd. 3.75% 2/15/26	3,420,000	3,277,078
SURA Asset Management SA 4.88% 4/17/24	978,000	958,440
		29,490,431
Electric–7.42%
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,516,910
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,308,770
μDuke Energy Corp. 4.88% 9/16/24	3,180,000	3,051,528
Enel Finance International NV 4.25% 6/15/25	1,630,000	1,596,088
Engie Energia Chile SA 4.50% 1/29/25	1,409,000	1,351,334
Entergy Louisiana LLC 4.05% 9/1/23	480,000	476,948
Eversource Energy 2.90% 3/1/27	810,000	755,506
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,843,416
Metropolitan Edison Co. 5.20% 4/1/28	3,465,000	3,500,153
National Rural Utilities Cooperative Finance Corp.
1.88% 2/7/25	7,575,000	7,182,585
4.45% 3/13/26	2,045,000	2,041,233
4.80% 3/15/28	1,570,000	1,584,986
NextEra Energy Capital Holdings, Inc. 6.05% 3/1/25	1,500,000	1,525,953
NRG Energy, Inc. 3.75% 6/15/24	9,895,000	9,597,455
OGE Energy Corp. 0.70% 5/26/23	8,925,000	8,862,344
Pacific Gas & Electric Co. 3.75% 2/15/24	10,545,000	10,348,694
Sempra Energy 3.30% 4/1/25	4,220,000	4,084,224
Southern California Edison Co. 1.10% 4/1/24	10,370,000	9,967,898
Vistra Operations Co. LLC
3.55% 7/15/24	5,945,000	5,740,325
5.13% 5/13/25	1,145,000	1,115,832
WEC Energy Group, Inc. 0.80% 3/15/24	7,115,000	6,812,549
		86,264,731
Electrical Components & Equipment–0.26%
WESCO Distribution, Inc. 7.13% 6/15/25	3,008,000	3,057,482
		3,057,482
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.65%
Warnermedia Holdings, Inc.
3.64% 3/15/25	6,245,000	$ 6,032,272
6.41% 3/15/26	1,470,000	1,477,421
		7,509,693
Forest Products & Paper–0.26%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,074,760
		3,074,760
Health Care Products–0.12%
GE HealthCare Technologies, Inc.
5.60% 11/15/25	685,000	693,266
5.65% 11/15/27	685,000	708,029
		1,401,295
Health Care Services–0.97%
Humana, Inc. 5.75% 3/1/28	490,000	508,884
Medtronic Global Holdings SCA 4.25% 3/30/28	1,940,000	1,936,908
Tenet Healthcare Corp. 4.88% 1/1/26	3,005,000	2,945,982
UnitedHealth Group, Inc. 4.25% 1/15/29	5,955,000	5,911,042
		11,302,816
Insurance–5.18%
Athene Global Funding
1.00% 4/16/24	10,665,000	10,047,643
•5.46% (SOFRINDX + 0.70%) 5/24/24	8,585,000	8,450,635
Brighthouse Financial Global Funding
1.00% 4/12/24	8,385,000	8,008,849
•5.33% (SOFR + 0.76%) 4/12/24	4,385,000	4,329,850
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,719,809
Equitable Holdings, Inc. 3.90% 4/20/23	6,359,000	6,350,032
GA Global Funding Trust 1.00% 4/8/24	12,730,000	12,130,760
Met Tower Global Funding 3.70% 6/13/25	6,120,000	5,966,290
USI, Inc. 6.88% 5/1/25	3,266,000	3,217,010
		60,220,878
Internet–0.29%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,361,158
		3,361,158

LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–0.15%
Carnival Corp. 7.63% 3/1/26	1,882,000	$ 1,717,325
		1,717,325
Lodging–0.56%
MGM Resorts International 5.75% 6/15/25	6,475,000	6,459,409
		6,459,409
Media–0.52%
AMC Networks, Inc. 5.00% 4/1/24	1,360,000	1,341,422
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	4,810,000	4,761,999
		6,103,421
Mining–0.39%
First Quantum Minerals Ltd. 7.50% 4/1/25	4,500,000	4,496,310
		4,496,310
Miscellaneous Manufacturing–2.46%
Carlisle Cos., Inc. 0.55% 9/1/23	3,690,000	3,609,400
Parker-Hannifin Corp.
3.65% 6/15/24	5,370,000	5,289,150
4.25% 9/15/27	4,455,000	4,370,605
Teledyne Technologies, Inc. 0.95% 4/1/24	15,970,000	15,307,497
		28,576,652
Oil & Gas–1.19%
ConocoPhillips Co. 2.40% 3/7/25	3,850,000	3,694,868
Devon Energy Corp. 5.25% 9/15/24	1,908,000	1,912,661
Murphy Oil Corp. 5.75% 8/15/25	1,500,000	1,481,389
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	2,789,847
5.88% 9/1/25	3,450,000	3,476,812
Southwestern Energy Co. 5.70% 1/23/25	424,000	424,208
		13,779,785
Packaging & Containers–0.49%
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	5,750,000	5,750,000
		5,750,000
Pharmaceuticals–1.44%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	6,876,404
3.75% 11/14/23	2,150,000	2,129,113
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Astrazeneca Finance LLC 4.88% 3/3/28	1,320,000	$ 1,358,014
Cigna Group 5.69% 3/15/26	2,295,000	2,309,422
Eli Lilly & Co. 5.00% 2/27/26	1,010,000	1,019,125
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	2,144,000	2,135,741
Viatris, Inc. 1.65% 6/22/25	500,000	458,498
Zoetis, Inc. 5.40% 11/14/25	395,000	401,664
		16,687,981
Pipelines–2.76%
Enbridge, Inc. 0.55% 10/4/23	2,150,000	2,093,603
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,792,948
MPLX LP 4.88% 12/1/24	6,200,000	6,161,775
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,253,127
ONEOK, Inc. 7.50% 9/1/23	4,745,000	4,761,731
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,945,000	1,880,591
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	9,152,347
		32,096,122
Real Estate Investment Trusts–0.54%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,176,755
VICI Properties LP 4.95% 2/15/30	2,250,000	2,111,325
		6,288,080
Retail–0.03%
IRB Holding Corp. 7.00% 6/15/25	390,000	391,186
		391,186
Semiconductors–1.10%
Microchip Technology, Inc. 4.33% 6/1/23	2,250,000	2,241,752
Micron Technology, Inc. 6.75% 11/1/29	305,000	324,008
NXP BV/NXP Funding LLC 4.88% 3/1/24	6,825,000	6,773,870
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	295,000	279,983
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,119,056
		12,738,669
Software–0.86%
Oracle Corp. 5.80% 11/10/25	2,780,000	2,849,402
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	6,421,263

LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Workday, Inc. 3.50% 4/1/27	710,000	$ 679,304
		9,949,969
Telecommunications–1.70%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	6,659,720
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	872,500	865,858
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,662,175
Verizon Communications, Inc. 0.75% 3/22/24	7,885,000	7,562,336
		19,750,089
Transportation–0.51%
Canadian Pacific Railway Co. 1.35% 12/2/24	6,305,000	5,940,445
		5,940,445
Trucking & Leasing–0.20%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40% 7/1/27	2,450,000	2,350,351
		2,350,351
Total Corporate Bonds (Cost $612,249,184)		593,026,456
NON-AGENCY ASSET-BACKED SECURITIES–20.58%
•ARES LX CLO Ltd. Series 2021-60A A 5.91% (LIBOR03M + 1.12%) 7/18/34	4,155,000	4,041,236
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	3,330,000	3,239,180
•Ballyrock CLO Ltd. Series 2018-1A A1 5.81% (LIBOR03M + 1.00%) 4/20/31	5,250,000	5,171,633
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 5.92% (LIBOR03M + 1.11%) 7/20/31	1,550,000	1,531,214
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 5.91% (LIBOR03M + 1.10%) 1/20/31	2,000,000	1,974,914
•Benefit Street Partners CLO XX Ltd. Series 2020-20A AR 5.96% (LIBOR03M + 1.17%) 7/15/34	1,000,000	975,010
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	9,500,000	9,262,815
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Canyon Capital CLO Ltd. Series 2019-2A AR 5.97% (LIBOR03M + 1.18%) 10/15/34	7,250,000	$ 7,032,833
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 5.91% (LIBOR03M + 1.05%) 5/15/31	4,573,349	4,505,508
•CBAM Ltd. Series 2020-13A A 6.24% (LIBOR03M + 1.43%) 1/20/34	7,000,000	6,872,579
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 5.79% (LIBOR03M + 0.98%) 4/20/31	2,150,000	2,127,038
•CIFC Funding Ltd. Series 2013-4A A1RR 5.87% (LIBOR03M + 1.06%) 4/27/31	6,850,000	6,777,404
Dell Equipment Finance Trust Series 2021-2 A2 0.33% 12/22/26	2,070,913	2,061,467
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	11,500,000	11,648,775
•Dryden 83 CLO Ltd. Series 2020-83A A 6.01% (LIBOR03M + 1.22%) 1/18/32	6,650,000	6,558,336
•Elmwood CLO VII Ltd. Series 2020-4A A 6.18% (LIBOR03M + 1.39%) 1/17/34	1,000,000	988,875
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	3,116,182	3,083,761
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,689,794
Series 2022-A B 1.91% 7/15/27	4,800,000	4,454,061
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	20,500,000	20,066,956
•Galaxy XXI CLO Ltd. Series 2015-21A AR 5.83% (LIBOR03M + 1.02%) 4/20/31	3,500,000	3,447,756
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	6,500,000	6,394,328
Series 2021-2 A4 0.41% 5/20/25	5,700,000	5,562,502
Series 2022-1 B 2.23% 2/20/26	5,650,000	5,407,191

LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust Series 2020-1 A 0.68% 8/15/25	16,000,000	$ 15,724,555
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,317,159
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 6.01% (LIBOR03M + 1.21%) 1/30/35	4,000,000	3,893,428
Hyundai Auto Lease Securitization Trust Series 2023-A A3 5.05% 1/15/26	5,000,000	5,005,000
JPMorgan Chase Bank NA - CACLN Series 2020-2 B 0.84% 2/25/28	1,222,521	1,198,013
•KKR CLO 32 Ltd. Series 32A A1 6.11% (LIBOR03M + 1.32%) 1/15/32	3,450,000	3,413,195
•LCM XVIII LP Series 18A A1R 5.83% (LIBOR03M + 1.02%) 4/20/31	5,003,000	4,945,070
•Neuberger Berman CLO XX Ltd. Series 2015-20A ARR 5.95% (LIBOR03M + 1.16%) 7/15/34	5,976,000	5,819,722
•Oaktree CLO Ltd. Series 2019-2A A1AR 5.91% (LIBOR03M + 1.12%) 4/15/31	2,000,000	1,972,396
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 6.00% (LIBOR03M + 1.19%) 1/20/31	5,750,000	5,689,844
•Octagon Investment Partners 48 Ltd. Series 2020-3A AR 5.96% (LIBOR03M + 1.15%) 10/20/34	1,200,000	1,166,107
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.00% (LIBOR03M + 1.18%) 10/26/31	4,850,000	4,752,840
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	12,282,000	11,905,508
Toyota Lease Owner Trust Series 2021-B A3 0.42% 10/21/24	6,636,421	6,514,802
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	9,282,490
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•TRESTLES CLO V Ltd. Series 2021-5A A1 5.98% (LIBOR03M + 1.17%) 10/20/34	7,000,000	$ 6,825,637
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	592,322	588,132
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	5,000,000	4,716,937
Series 2022-2 B 1.83% 7/20/28	4,800,000	4,523,392
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	938,509	925,084
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	5,300,000	5,194,919
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.23% (LIBOR03M + 1.42%) 10/20/34	5,000,000	4,899,745
Total Non-Agency Asset-Backed Securities (Cost $244,230,868)		239,149,141
U.S. TREASURY OBLIGATIONS–20.75%
U.S. Treasury Notes
3.63% 3/31/30	295,000	295,749
3.88% 1/15/26	120,615,000	120,652,692
4.00% 2/15/26	38,255,000	38,413,399
4.25% 12/31/24	34,250,000	34,280,772
4.25% 10/15/25	42,000,000	42,324,844
4.50% 11/30/24	5,205,000	5,225,332
Total U.S. Treasury Obligations (Cost $239,853,731)		241,192,788

	Number of Shares
MONEY MARKET FUND–0.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	8,832,798	8,832,798
Total Money Market Fund (Cost $8,832,798)		8,832,798

TOTAL INVESTMENTS–99.16% (Cost $1,180,668,809)	1,152,454,826

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	9,751,662
NET ASSETS APPLICABLE TO 125,588,498 SHARES OUTSTANDING–100.00%	$1,162,206,488

LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(51)	U.S. Treasury 10 yr Notes	$(5,861,015)	$(5,696,793)	6/21/23	$—	$(164,222)
106	U.S. Treasury 5 yr Notes	11,607,828	11,618,088	6/30/23	—	(10,260)
693	U.S. Treasury Note	143,072,016	141,503,162	6/30/23	1,568,854	—
Total Futures Contracts					$1,568,854	$(174,482)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
GNMA–Government National Mortgage Association
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
yr–Year
See accompanying notes.
LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$14,402,926	$—	$14,402,926
Agency Commercial Mortgage-Backed Security	—	4,522,487	—	4,522,487
Agency Mortgage-Backed Securities	—	45,513,678	—	45,513,678
Agency Obligation	—	5,814,552	—	5,814,552
Corporate Bonds	—	593,026,456	—	593,026,456
Non-Agency Asset-Backed Securities	—	239,149,141	—	239,149,141
U.S. Treasury Obligations	—	241,192,788	—	241,192,788
Money Market Fund	8,832,798	—	—	8,832,798
Total Investments	$8,832,798	$1,143,622,028	$—	$1,152,454,826
Derivatives:

Assets:
Futures Contract	$1,568,854	$—	$—	$1,568,854
Liabilities:
Futures Contracts	$(174,482)	$—	$—	$(174,482)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Limited-Term Diversified Income Fund–9